RETIREMENT BENEFIT OBLIGATION (Details Textual)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement1 [Line Items]
Weighted average duration of defined benefit obligation	8 years	9 years	10 years